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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [ ]; Amendment Number: ______
      This Amendment (Check only one.): [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Prides Capital Partners, L.L.C.
Address: 200 High Street; Suite 700
         Boston, MA 02110

Form 13F File Number: 28- ______

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Murray A. Indick
Title:   Managing Member
Phone:   617.778.9200

Signature, Place, and Date of Signing:

   /s/ Murray A. Indick           Boston, MA            November 14, 2006
 ------------------------  ------------------------  ------------------------
       [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0
Form 13F Information Table Entry Total:          27
Form 13F Information Table Value Total:    $326,490
                                        -----------
                                        (Thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.              Form 13F File Number               Name
______________   28-_____________________________   ___________________________

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                          FORM 13F INFORMATION TABLE
                                See Excel sheet

                                                 Value   Shares/   SHR or PRN PUT/ Investment  Other          Voting   Authority
Name of Issuer         Title of Class   Cusip   (X1000)  PRN AMT   AMT SH/PRN CALL Discretion Managers Sole   Shared     None
---------------------- -------------- --------- ------- ---------- ---------- ---- ---------- -------- ---- ---------- ---------
A D A M INC                      COM  00088U108  1,179     168,789     SH            SHARED                    168,789
AMERITRANS CAP CORP              COM  03073H108  4,444     854,700     SH            SHARED                    854,700
ANGELICA CORP                    COM  034663104  5,109     300,400     SH            SHARED                    300,400
ARK RESTAURANTS CORP             COM  040712101 14,437     545,233     SH            SHARED                    545,233
COMPASS DIVERSIFIED
TRUST                     SH BEN INT  20451Q104 20,022     1308653     SH            SHARED                    1308653
CONSOLIDATED
MERCANTILE INC                   COM  20950N107    494     430,283     SH            SHARED                    430,283
DARLING INTERNATIONAL
INC                              COM  237266101 23,927   5,710,708     SH            SHARED                  5,710,708
DECORATOR INDUSTRIES
INC NEW                COM PAR $0.20  243631207  2,408     275,600     SH            SHARED                    275,600
DIAMOND FOODS INC                COM  252603105 17,783   1,242,704     SH            SHARED                  1,242,704
EDIETS.COM                       COM  280597105 33,065   9,870,227     SH            SHARED                  9,870,227
EMBREX INC                       COM  290817105  4,043     342,700     SH            SHARED                    342,700
FINLAY ENTERPRISES INC       COM NEW  317884203 10,376   1,572,190     SH            SHARED                  1,572,190
HANGER ORTHOPEDIC
GROUP INC                    COM NEW  41043F208 14,268   2,168,500     SH            SHARED                  2,168,500
HAWK CORP                        CLA  420089104  3,225     250,000     SH            SHARED                    250,000
HEALTHTRONICS INC                COM  42222L107 31,715   5,140,308     SH            SHARED                  5,140,308
MATERIAL SCIENCES CORP           COM  576674105  6,972     700,000     SH            SHARED                    700,000
OUTDOOR CHANNEL
HOLDINGS INC                 COM NEW  690027206  1,089  100,000.00     SH            SHARED                 100,000.00
PHOTOMEDEX INC                   COM  719358103  5,941   3,644,821     SH            SHARED                  3,644,821
POLYAIR INTER PACK INC           COM  731912101  1,560     862,100     SH            SHARED                    862,100
PRINCETON REVIEW INC             COM  742352107  3,887     750,573     SH            SHARED                    750,573
QC HOLDINGS INC                  COM  74729T101 30,392   2,547,607     SH            SHARED                  2,547,607
RADIO ONE INC           CL D NON VTG  750409405 11,374   1,819,850     SH            SHARED                  1,819,850
SIX FLAGS INC                    COM  83001P109  4,546     869,300     SH            SHARED                    869,300
TRUMP ENTERTAINMENT
RESORTS                          COM  89816T103 30,415   1,793,394     SH            SHARED                  1,793,394
UFP TECHNOLOGIES INC             COM  902673102    485      91,310     SH            SHARED                     91,310
VALASSIS
COMMUNICATIONS INC               COM  918866104  5,824     330,000     SH            SHARED                    330,000
WASTE SERVICES INC               COM  941075103 37,510   4,104,032     SH            SHARED                  4,104,032